SUPPLEMENT DATED MARCH 11, 1998 TO PROSPECTUS AND
                     STATEMENT OF ADDITIONAL INFORMATION OF:

                 CAPSTONE GROWTH FUND, INC. DATED MARCH 2, 1998
               CAPSTONE GOVERNMENT INCOME FUND DATED APRIL 1, 1997
                     CAPSTONE JAPAN FUND DATED MARCH 2, 1998
                  CAPSTONE NEW ZEALAND FUND DATED MARCH 2, 1998


CHANGE OF NAME OF TRANSFER AGENT:

Effective March 11, 1998, the name of FPS Services, Inc., the Transfer Agent, will be changed to First Data Investor Services Group, Inc.

The address and toll-free telephone number (800-845-2340) remain unchanged.